Income Taxes (Details) - Schedule of Effective Income Tax Rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Income Tax Rate [Abstract]
Provision (Benefit) at Statutory Rate					21.00%	21.00%
Permanent Book/Tax Differences					(0.06%)
Valuation Allowance					(20.94%)	(21.00%)
Income Tax Provision (Benefit)	0.00%	0.00%	0.00%	0.00%